Commitments and Contingencies - Schedule of Future Minimum Lease Payments Under Non-Cancellable Operating Leases (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Future Minimum Lease Payments Under Non-Cancellable Operating Leases [Line Items]
Minimum finance lease payments	$ 15,600	$ 4,689
Within one year [Member]
Schedule of Future Minimum Lease Payments Under Non-Cancellable Operating Leases [Line Items]
Minimum finance lease payments	15,600	4,689
Between one and five years [Member]
Schedule of Future Minimum Lease Payments Under Non-Cancellable Operating Leases [Line Items]
Minimum finance lease payments